Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 655,838,596.80
Previously Paid Amount	0.00
Total Fee Amount	90,571.31
Total Offset Amount	0.00
Net Fee	$ 90,571.31